Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Convertible Securities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 21,097	$ 19,104	$ 17,813	$ 19,857	$ 21,830	$ 13,784	$ 12,247	$ 11,372	$ 10,095	$ 7,969	$ 9,426
Columbia Convertible Securities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 20,776	18,944	17,801	19,987	22,150	14,090	12,613	11,797	10,552	8,394	10,000
Columbia Convertible Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,953	20,730	19,284	21,435	23,514	14,806	13,125	12,153	10,764	8,479	10,000
Columbia Convertible Securities Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 23,109	20,858	19,400	21,555	23,626	14,869	13,173	12,189	10,785	8,487	10,000
Columbia Convertible Securities Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 23,216	20,944	19,471	21,617	23,688	14,903	13,191	12,202	10,795	8,491	10,000
Columbia Convertible Securities Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 22,414	20,268	18,899	21,067	23,160	14,624	12,994	12,065	10,710	8,454	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
ICE BofA US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Account Value	$ 23,190	$ 20,744	$ 19,189	$ 21,128	$ 22,574	$ 14,524	$ 13,015	$ 12,014	$ 10,845	$ 8,830	$ 10,000